Income Taxes - Components of Net Deferred Tax Liability (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Long-term deferred taxes, net	$ (48,434)	$ (168,445)
Other assets	14,583	15,181
Deferred tax assets:
Accruals and advances	17,169	31,015
Amortizable intangible assets	13,421	17,549
Non-amortizable intangible assets	147,332	76,774
Performance incentives	7,289	14,599
Customer deposits	16,064	20,664
Bad debt reserve	2,033	8,659
Accrued retirement benefits	43,592	67,998
Disallowed interest expense carryforward	75,546	109,575
Net operating loss carryforward	3,840,759	3,937,736
Tax credits	11,335	17,562
Other	8,418	16,491
Total deferred tax assets	4,182,958	4,318,622
Deferred tax liabilities:
Satellites and other property and equipment	(266,330)	(186,390)
Amortizable intangible assets	(366,777)	(379,653)
Non-amortizable intangible assets	(103,730)	(186,618)
Tax basis differences in investments and affiliates	(6,753)	(231,210)
Other	(16,875)	(72,524)
Total deferred tax liabilities	(760,465)	(1,056,395)
Valuation allowance	(3,456,344)	(3,415,491)
Total net deferred tax liabilities	$ (33,851)	$ (153,264)